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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - March 31, 2008 (unaudited)

Number of Shares		Value
	Common Stocks - 118.7%
	Consumer Services - 13.3%
95,000	eBay Inc.*	$2,834,800
56,700	Garmin Ltd.	3,062,367
8,800	Google, Inc-Class A*	3,876,136
103,000	Intuit Inc.	2,782,030

	Consumer Discretionary - 28.8%
119,200	American Eagle Outfitters, Inc.	2,087,192
120,000	Bed Bath & Beyond Inc.*	3,540,000
60,500	Best Buy Co, Inc.	2,508,330
111,500	Coach Inc.*	3,361,725
90,000	Home Depot, Inc.	2,517,300
67,000	Kohls Corp.	2,873,630
110,000	Lowe's Cos, Inc.	2,523,400
105,000	Starbucks Corp.*	1,837,500
70,000	Target Corp.	3,547,600
100,000	Williams-Sonoma, Co.	2,424,000

	Exchange Traded Funds - 4.3%
10,000	Midcap SPDR Trust Series 1	1,416,200
60,000	Powershares QQQ	2,623,200

	Energy - 1.0%
16,000	Unit Corp.*	906,400

	Financials - 25.3%
30,300	Affiliated Managers Group, Inc.*	2,749,422
47,200	American Express Co.	2,063,584
64,700	Capital One Financial Corp.	3,184,534
90,000	Citigroup, Inc.	1,927,800
55,000	Countrywide Financial Corp.	302,500
23,000	Franklin Resources Inc.	2,230,770
136,300	Marshall & Ilsley Corp.	3,162,160
70,000	Merrill Lynch & Co., Inc.	2,851,800
60,000	Morgan Stanley & Co.	2,742,000
90,000	Wells Fargo & Co.	2,619,000

	Health Care - 18.0%
50,700	Amgen, Inc.*	2,118,246
25,000	Biogen Idec*	1,542,250
25,000	Genentech Inc.*	2,029,500
56,000	Medtronic Inc.	2,708,720
125,000	Mylan, Inc.*	1,450,000
109,800	Pfizer Inc.	2,298,114
86,000	UnitedHealth Group	2,954,960
24,000	Zimmer Holdings, Inc.	1,868,640

	Insurance - 0.5%
40,000	MGIC Investment Corp.	421,200

	Software - 3.4%
70,000	Check Point Software Technologies Ltd*	1,568,000
100,000	Symantec Corp*	1,662,000

	Technology - 24.1%
52,000	Altera Corp.	958,360
60,000	Applied Materials, Inc.	1,170,600
120,000	Cisco Systems, Inc.*	2,890,800
100,000	Dell Inc.*	1,992,000
165,000	EMC Corp.	2,366,100
260,000	Flextronics International Ltd.*	2,441,400
75,000	Linear Technology Corp.	2,301,750
46,000	Qlogic Corp.*	706,100
30,000	Qualcomm Inc.	1,230,000
90,000	Xilinx Inc.	2,137,500
90,000	Yahoo! Inc.*	2,603,700
60,000	Zebra Technologies Corp.-Class A*	1,999,200

	Total Long-Term Investments
	(Cost $134,734,013)	$111,974,520

* Non-income producing.

Contracts (100 shares per contract)	Call Options Written	Expiration Date	Exercise Price	Market Value
100	Affiliated Managers Group, Inc.	September 2008	80.00	$176,500
195	Affiliated Managers Group, Inc.	September 2008	110.00	83,850
520	Altera Corp.	June 2008	17.50	101,400
300	American Eagle Outfitters, Inc.	August 2008	25.00	9,750
692	American Eagle Outfitters, Inc.	January 2009	25.00	62,280
472	American Express Co.	October 2008	42.50	297,360
98	Amgen, Inc.	July 2008	47.50	13,965
409	Amgen, Inc.	January 2009	50.00	102,864
300	Applied Materials, Inc.	July 2008	19.00	58,500
300	Applied Materials, Inc.	January 2009	20.00	75,750
300	Bed Bath & Beyond, Inc.	August 2008	32.50	63,750
900	Bed Bath & Beyond, Inc.	January 2009	30.00	400,500
255	Best Buy Co., Inc.	September 2008	40.00	142,800
150	Best Buy Co., Inc.	September 2008	47.50	34,875
200	Best Buy Co., Inc.	September 2008	50.000	32,500
100	Biogen Idec	July 2008	65.00	38,500
50	Biogen Idec	October 2008	55.00	56,250
100	Biogen Idec	January 2009	60.00	100,500
300	Capital One Financial Corp.	June 2008	50.00	157,500
347	Capital One Financial Corp.	January 2009	45.00	425,075
500	Check Point Software Technologies Ltd	July 2008	22.50	82,500
200	Check Point Software Technologies Ltd	January 2009	22.50	55,500
300	Cisco Systems, Inc.	January 2009	25.00	83,550
800	Cisco Systems, Inc.	January 2009	27.50	145,200
300	Citigroup, Inc.	September 2008	30.00	18,300
500	Coach Inc.	May 2008	30.00	123,750
371	Coach Inc.	August 2008	27.50	196,630
244	Coach Inc.	August 2008	30.00	95,160
275	Countrywide Financial Corp.	July 2008	7.50	8,388
100	Countrywide Financial Corp.	January 2009	5.00	16,250
175	Countrywide Financial Corp.	January 2009	7.50	12,250
250	eBay Inc.	April 2008	37.50	1,125
250	eBay Inc.	October 2008	27.50	125,625
400	eBay Inc.	January 2009	27.50	74,800
250	EMC Corp.	October 2008	17.00	21,750
400	EMC Corp.	January 2009	15.00	77,800
600	EMC Corp.	January 2009	17.50	64,200
500	Flextronics International Ltd.	January 2009	10.00	62,500
584	Flextronics International Ltd.	January 2009	12.50	29,200
230	Franklin Resources, Inc.	October 2008	90.00	379,500
400	Garmin, Ltd	July 2008	65.00	130,000
167	Garmin, Ltd	October 2008	60.00	116,900
250	Genentech Inc.	January 2009	70.00	387,500
20	Google, Inc.-Class A	June 2008	510.00	20,900
20	Google, Inc.-Class A	June 2008	530.00	13,800
48	Google, Inc.-Class A	September 2008	430.00	266,400
900	Home Depot, Inc.	August 2008	27.50	259,200
1,030	Intuit Inc.	January 2009	35.00	92,700
540	Kohl's Corp.	April 2008	50.00	8,100
130	Kohl's Corp.	July 2008	45.00	49,400
500	Linear Technology Corp.	August 2008	32.50	81,250
250	Linear Technology Corp.	January 2009	30.00	95,000
1,100	Lowe's Cos, Inc.	January 2008	27.50	178,750
500	Marshall & Ilsley Corp.	June 2008	25.00	66,250
463	Marshall & Ilsley Corp.	September 2008	22.50	152,790
50	Marshall & Ilsley Corp.	January 2009	25.00	14,500
307	Marshall & Ilsley Corp.	January 2009	30.00	38,375
210	Medtronic Inc.	August 2008	47.50	70,350
350	Medtronic Inc.	January 2009	50.00	126,000
200	Merrill Lynch & Co, Inc.	July 2008	57.50	19,100
400	Merrill Lynch & Co, Inc.	October 2008	45.00	223,000
100	MGIC Investment Corp.	June 2008	25.00	500
200	MGIC Investment Corp.	September 2008	20.00	5,500
100	MGIC Investment Corp.	January 2009	20.00	9,250
100	Midcap SPDR Trust Series 1	September 2008	140.00	112,000
600	Morgan Stanley & Co.	January 2009	55.00	243,000
113	Mylan, Inc.	April 2008	17.50	565
1,137	Mylan, Inc.	January 2009	15.00	99,488
500	Powershares QQQ	April 2008	46.00	12,750
100	Powershares QQQ	May 2008	43.00	22,700
460	Qlogic Corp.	April 2008	15.00	34,500
300	Qualcomm Inc.	January 2009	40.00	183,750
650	Starbucks Corp.	January 2009	22.50	64,675
1,000	Symantec Corp.	January 2009	17.50	187,500
100	Target Corp.	July 2008	47.50	68,500
600	Target Corp.	January 2009	60.00	252,000
160	Unit Corp.	September 2008	50.00	146,400
292	UnitedHealth Group	September 2008	35.00	99,280
600	Wells Fargo & Co.	July 2008	27.50	231,000
300	Wells Fargo & Co.	January 2009	30.00	114,000
121	Williams-Sonoma, Inc	August 2008	25.00	31,157
879	Williams-Sonoma, Inc.	August 2008	27.50	138,442
500	Xilinx Inc.	September 2008	22.50	155,000
400	Xilinx Inc.	January 2009	25.00	101,000
300	Yahoo! Inc.	July 2008	25.00	159,000
600	Yahoo! Inc.	January 2009	25.00	354,000
600	Zebra Technologies Corp. - CL A	August 2008	35.00	124,500
240	Zimmer Holdings, Inc.	January 2009	70.00	308,400

Total Call Options Written	(Premiums Received $10,886,993)			$9,777,569

Contracts (100 shares per contract)	Put Options Written	Expiration Date	Exercise Price	Market Value
480	American Eagle Outfitters, Inc	May 2008	22.50	244,800
500	Cisco Systems, Inc.	January 2009	25.00	163,750

Total Put Options Written	(Premiums Received $255,185)			$408,550

US Treasury Note- 3.2%
Issued 5/31/2007 at 4.875%, due 5/31/2008. Proceeds at maturity are $3,000,000. (Cost $3,014,318)	$3,017,814
Repurchase Agreement - 4.8%
US Bank issued 3/31/08 at 1.50%, due 4/1/08, collateralized by $4,607,607 in Freddie Mac MBS due 8/01/18. Proceeds at maturity are $4,517,188 (Cost $4,517,000).	$4,517,000

Total Investments - 126.7%
(Cost $142,265,331)	$119,509,334
Cash and other assets less liabilities - 0.1%	52,421
Line of Credit - (15.9%)	(15,000,000)
Total Call Options Written - (10.4%)	(9,777,569)
Total Put Options Written - (0.5%)	(408,550)
Net Assets - 100%	$94,375,636

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Secretary

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 15, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 15, 2008